Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 15, 2013
Registrant Name	dei_EntityRegistrantName	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001122649
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 15, 2013
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013